Shareholder's Equity (Details 3 - Textuals 1) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Jul. 23, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 22, 2021
Share Capital
Capital contribution				R$ 2,426
Number of shares issued and outstanding		83,649,887	83,393,851	83,011,585
Maximum percentage of shares authorized for issuance		3.00%
Share-based compensation reserve for vested [member]
Share Capital
Capital contribution
Treasury shares
Share Capital
Capital contribution
Class A common shares
Share Capital
Number of shares approved for issuance					382,266
Par value per share					R$ 0.00005
Bonus IPO		298,268
Class A common shares | Share-based compensation reserve for vested [member]
Share Capital
Increase (decrease) through exercise of Bonus IPO, net of withholding taxes		R$ 29,124
Bonus IPO, lockup period		1 year
Number of shares vested in connection with Bonus IPO		0
Payroll charges from Bonus IPO			R$ 21,456
Increase (decrease) through exercise of long-term compensation plan		R$ 259	58
Payroll charges from long-term compensation plan exercised		167	70
Increase (decrease) through exercise of performance based restricted share units		1,912	1,861
Payroll charges from performance based restricted share units exercised		R$ 1,748	R$ 1,538
Class A common shares | Treasury shares
Share Capital
Number of shares issued and outstanding		1,000,000
Somos Sistemas [Member]
Share Capital
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cogna Group
Share Capital
Capital contribution	R$ 2,426
Cogna Group | Class B common shares
Share Capital
Number of shares issued and outstanding		64,436,093	64,436,093	64,436,093
Others | Class A common shares
Share Capital
Number of shares issued and outstanding			18,957,758	18,575,492
Third-party lawsuits [member] | Class A common shares
Share Capital
Number of shares issued and outstanding		18,213,794